PROSPECTUS

TREASURY FUND

         March 31, 2000




AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY SHARES OF THIS FUND OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.


                                TABLE OF CONTENTS

OVERVIEW.......................................................................3
TREASURY FUND..................................................................4
MANAGEMENT OF THE FUND.........................................................6
DISTRIBUTION OF SHARES.........................................................7
CLASS DESCRIPTION..............................................................7
PRICE OF SHARES................................................................8
PURCHASING SHARES..............................................................8
SELLING SHARES.................................................................9
DISTRIBUTIONS AND TAXES.......................................................10
FINANCIAL HIGHLIGHTS..........................................................11

OVERVIEW
--------------------------------------------------------------------------------


                           GOAL OF THE TREASURY FUND

                           The goal of the TREASURY FUND is to provide current income while preserving capital.

                           STRATEGY OF THE FUND

                           The TREASURY FUND invests exclusively in short-term U.S. Treasury obligations. The fund strives to maintain a share price of $1.00.

                           PRINCIPAL RISKS OF THIS FUND

                           The main risks of investing in the fund are:

                           |X| INTEREST RISKS: The rate of income will vary from
                               day to day depending on short-term interest rates. It is possible that a major change in interest rates could cause the value of your investment to decline.

                           |X| CREDIT RISKS: The fund can also be affected by
                               changes in the credit quality rating or changes in the issuer's financial condition. A default on a security or a repurchase agreement held by the fund could cause the value of your investment to decline.

                           |X| Although the fund seeks to preserve the value of
                               your investment at $1.00 per share, it is possible to lose money by investing in the fund.

AN INVESTMENT IN THE FUND     WHO MAY WANT TO INVEST
IS NOT A DEPOSIT OF FIRSTAR   The fund may be appropriate for investors that:
BANK AND IS NOT INSURED OR    |X| want to save money rather than "invest"
GUARANTEED BY THE FEDERAL     |X| require stability of principal
DEPOSIT INSURANCE             |X| prefer to receive income with relatively fewer
CORPORATION OR ANY OTHER          risks
GOVERNMENT AGENCY.            |X| are risk adverse


                           The Statement of Additional Information contains more information about the fund and the types of securities in which it may invest.


TREASURY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The TREASURY FUND seeks to achieve stability of principal and current income consistent with stability of principal.

INVESTMENT POLICIES AND PORTFOLIO SECURITIES

The fund intends to achieve its investment goal by investing exclusively in short-term U.S. Treasury obligations that have a maturity of 397 days or less from the date of purchase. The fund may purchase repurchase agreements collateralized by U.S. Treasury obligations. The fund intends to invest in the agreements that provide for repurchase within 397 days from the date of acquisition. The average maturity of these securities is 120 days or less. The average maturity, however, of all the securities in the fund's portfolio will be 90 days or less on a dollar-weighted basis. Securities subject to repurchase agreements are marked to market on a daily basis. U.S. Treasury obligations are issued by the U.S. government and are fully guaranteed as to principal and interest by the United States government. The fund may also retain assets in cash and may purchase U.S. Treasury obligations on a when-issued or delayed delivery basis.

INVESTMENT RISKS

The following risks are specific to this fund in addition to the risks mentioned in the Overview section.

REPURCHASE AGREEMENTS
Arrangements in which banks, broker/dealers and other financial institutions sell securities to the fund and agree to repurchase them at a certain time and price within one year.

REPURCHASE AGREEMENT RISKS One of the risks of investing in repurchase agreements is that the seller may not repurchase the securities from the fund, which may result in the fund selling the security for less than the agreed upon price. Another risk of repurchase agreements is that the seller may default or file for bankruptcy. That could mean the fund might have to wait through lengthy court actions before selling the securities.

WHEN ISSUED/DELAYED DELIVERY
Securities with payment and delivery scheduled for a future time.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTION RISKS One of the risks of investing in when-issued or delayed delivery transactions is if the seller chooses not to complete the transaction, the fund could miss an advantageous price or yield.

Another risk is that because settlement dates may be a month or more after entering into the transactions, the market value of the securities may have dropped from the agreed upon purchase price. However, the fund may cancel a commitment to purchase securities prior to settlement if the fund's investment adviser believes it is appropriate.

The fund may enter into transactions to sell its purchase commitments to third parties at current market rates and simultaneously acquire other commitments to purchase similar securities at later dates. The fund may realize short-term profits or losses on the sale of these kinds of commitments.

PAST PERFORMANCE


The bar chart and table below illustrate the variability of the TREASURY FUND'S returns. The bar chart indicates the risks of investing in the fund by showing the changes in the fund's performance from year to year (on a calendar year basis). The table shows the fund's average annual returns for one, five, ten-years and since the fund's inception ended December 31, 1999. THE FUND'S PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.


Treasury Fund - C Shares
Calendar Year Returns as of 12/31

1990      7.64%
1991      5.49%
1992      3.26%
1993      2.54%
1994      3.51%
1995      5.26%
1996      4.77%
1997      4.86%
1998      4.61%
1999      4.06%

BEST QUARTER:         Q3     1990     1.89%
WORST QUARTER:        Q4     1993     0.62%


------------------------------- -------- -------- ---------- -----------
 AVERAGE ANNUAL TOTAL RETURN    1 Year   5 Years  10 Years     Since
       THROUGH 12/31/99                                      inception
------------------------------- -------- -------- ---------- -----------
Treasury Fund       C Shares1    4.06%    4.71%     4.59%      4.85%
------------------------------- -------- -------- ---------- -----------


FOR UP-TO-DATE YIELD INFORMATION, PLEASE CALL 1-800-677-FUND.

1 C Shares commenced operations April 15, 1989.

FUND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

---------------------------------------------- --------
SHAREHOLDER FEES                               CLASS C
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------- --------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON         None
PURCHASES (as a percentage of offering price)
MAXIMUM DEFERRED SALES CHARGE (LOAD)           None
(as a percentage of offering price)
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON         None
REINVESTED DIVIDENDS
REDEMPTION FEE                                 None
EXCHANGE FEE                                   None
---------------------------------------------- --------

---------------------------------------------- --------
ANNUAL FUND OPERATING EXPENSES                 CLASS C
(EXPENSES DEDUCTED FROM FUND ASSETS)
---------------------------------------------- --------
MANAGEMENT FEES                                   0.50%
DISTRIBUTION AND SERVICE (12B-1) FEES1            0.25%
OTHER EXPENSES2                                   0.43%
TOTAL ANNUAL FUND OPERATING EXPENSES              1.18%
---------------------------------------------- --------

1 C shares of the TREASURY FUND can pay up to 0.25% of average daily net assets for 12b-1 fees. However, the investment adviser has chosen to waive a portion of this fee so that the actual amount imposed is 0.15% of average daily net assets. The adviser can reduce the waiver at anytime.

2 "Other Expenses" includes (1) administration fees, transfer agency fees and all other ordinary operating expenses of the fund not listed above which are estimated to total 0.18% of average daily net assets, plus (2) an annual shareholder servicing fee of 0.25% of average daily net assets. The fund plans to limit the shareholder servicing fee to an annual rate of 0.16% of average daily net assets although this waiver can be modified or terminated at anytime.


EXAMPLE The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that:


1. You invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods,
2. You reinvested all dividends and capital gain distributions,
3. Your investment has a 5% return each year, and
4. The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------- -------- --------- ---------- -----------
              1 YEAR   3 YEARS   5 YEARS    10 YEARS
------------- -------- --------- ---------- -----------
CLASS C       $120     $375      $649       $1,432
------------- -------- --------- ---------- -----------


                        CLASS DESCRIPTION IS ON PAGE 7.


MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER


Firstar Investment Research & Management Company, LLC (FIRMCO), a wholly owned subsidiary of Firstar Corporation, is the investment adviser for the fund. Prior to April 1, 2000, the fund was managed by the Capital Management Division of Firstar Bank, N.A., which is also a wholly owned subsidiary of Firstar Corporation. As part of an internal restructuring of the investment advisory function within Firstar Corporation, the investment management resources of the Capital Management Division of Firstar Bank, N.A. have been consolidated with those of FIRMCO. Management of the fund was not affected by this consolidation. The investment decisions made by FIRMCO are subject to direction of the fund's board of trustees. (The Statement of Additional Information contains more information regarding the board of trustees.) The adviser conducts investment research and supervision for the fund and is responsible for the purchase and sale of securities for the fund's portfolios. The adviser receives an annual fee from the fund for its services of 0.50% of average daily net assets.


FIRMCO, located at the Firstar Center, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, has provided investment advisory services since 1986. FIRMCO currently has $50 billion in assets under management.

FUND ADMINISTRATION, FUND ACCOUNTING, DIVIDEND DISBURSEMENT AND CUSTODY SERVICES


Firstar Mutual Fund Services, LLC, an affiliate of the fund's investment adviser, provides administrative, accounting and dividend disbursement services to the fund and is located in Milwaukee, Wisconsin. Firstar Bank, N.A. serves as custodian for the fund.


DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

DISTRIBUTOR

Edgewood Services, Inc. is the distributor for shares of the fund. Edgewood is based in Pittsburgh, Pennsylvania and is the distributor for a number of investment companies around the country.

RULE 12B-1 PLAN

The fund has adopted a Rule 12b-1 Plan under the Investment Company Act of 1940. Under the 12b-1 Plan, class C shares may pay up to an annual rate of 0.25% of the average daily net asset value of shares to Edgewood. Edgewood uses this fee to finance activities that promote the sale of the fund's shares. Such activities include, but are not necessarily limited to, advertising, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel.


Whenever Edgewood deems it appropriate, Edgewood may, from time to time, voluntarily reduce its compensation under the Rule 12b-1 Plan to the extent expenses of the shares exceed a certain limit. Rule 12b-1 fees are paid out of the fund's assets on an on-going basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


Edgewood may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers and broker/dealers as agents to provide sales or administrative services for their clients or customers who beneficially own shares of the fund. Financial institutions will receive fees from the distributor based upon shares owned by their clients or customers. Edgewood will determine the schedule of such fees and the basis upon which such fees will be paid.


CLASS DESCRIPTION

--------------------------------------------------------------------------------

CLASS C SHARES

Class C shares are regular retail shares and may be purchased by individuals or IRAs. With class C shares, you pay no sales charge when you invest. In the case of the fund, an annual Rule 12b-1 fee (as discussed previously) is assessed against the shares of the class.

PRICE OF SHARES
--------------------------------------------------------------------------------

WHAT SHARES COST


Shares of the fund are sold at their net asset value (NAV) next determined after an order is received. The fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value is calculated by subtracting the total liabilities of the fund from the fund's total assets. The difference is divided by the number of fund shares outstanding. There is no sales charge imposed by the fund.


                                      NAV =
                              ASSETS - LIABILITIES
                              --------------------
                              # outstanding shares

The fund will utilize the amortized cost method in valuing its portfolio securities. This method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a consistent net asset value per share for the fund of $1.00. However, there is no assurance that the $1.00 net asset value per share will be maintained.

The net asset value for the fund is determined as of 2:00 p.m. (Eastern time).

PURCHASING SHARES
--------------------------------------------------------------------------------

OPENING AN ACCOUNT


To open an account, contact your financial institution (such as your bank or broker/dealer). Through your financial institution, you can open an account by check or federal funds wire. Your financial institution should have an agreement with the Distributor. The minimum initial investment amount is $1,000. Additional investments may be made in any amount. Please note, your financial institution will be the record owner of the shares.


TIMING OF PURCHASE REQUESTS


The price per share will be the net asset value next computed after the time your request is received in good order and accepted by the fund or by the fund's authorized agent. Telephone orders and federal funds wire requests received in good order by the fund by 2:00 p.m. (Eastern time), will be executed on the same day. Requests received after 2:00 p.m. (Eastern time), including all purchases by checks, will be executed the next business day.


RECEIPT OF ORDERS

Shares may only be purchased on days the New York Stock Exchange and the Federal Reserve wire system are open for business. Your order will be considered received after your check is converted into federal funds and received by Firstar Bank (usually the next business day). If you are paying with federal funds (wire), your order will be considered received when Firstar Bank receives the federal funds.

METHOD OF BUYING

You may purchase shares through a financial institution. Contact your bank or broker/dealer to open an account. NOTE: The financial institution is responsible for promptly transmitting your orders. The financial institution may charge you additional fees for its services. You may contact your financial institution to add to your account.

SELLING SHARES
--------------------------------------------------------------------------------

METHOD OF SELLING

To sell some or all of your shares you will have to contact your financial institution. Your proceeds will be sent to you or your financial institution by check or wire. NOTE: Financial institutions are responsible for promptly submitting your requests in good order. They may charge you fees and commissions.

TIMING OF REQUESTS


All requests received in good order by the fund Bank before 2:00 p.m. (Eastern time) will be executed on the same day. Requests received after 2:00 p.m. (Eastern time) will be executed the next business day.


WHEN REDEMPTION PROCEEDS ARE MAILED

If your redemption request is in good order, the fund will normally send your redemption proceeds on the next business day and no later than 7 calendar days after receipt of your proper redemption request.

If you purchase shares using a check and soon after request a redemption, the fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The fund declares dividends on a daily basis and pays them to you on a monthly basis. Unless you provide a written request to receive payments in cash, your dividends will automatically be reinvested in additional shares of the fund. Dividends paid in cash will be mailed to you via the U.S. Postal Service. Keep in mind that undeliverable checks or checks not deposited within six months will be reinvested in additional shares of the fund at the then current net asset value. Dividends are earned on the day shares of the fund are purchased. If you are investing through a shareholder service organization, consult your account agreement for dividend payment information. Dividends paid in cash or in additional shares are treated the same for tax purposes.

CAPITAL GAINS


If the fund realizes capital gains, you could earn more dividends. Capital losses could result in a decrease in dividends for you. If the fund realizes net long-term capital gains (not very common), the fund would distribute them every 12 months.


TAX INFORMATION


The fund will pay no federal income tax because it expects to meet certain Internal Revenue Code requirements. The fund will be treated as a single, separate entity for federal income tax purposes. The fund expects its distributions to consist primarily of ordinary income. The fund will provide you with detailed tax information for reporting purposes. You should consult your own tax adviser regarding tax consequences under your state and local laws.


An exchange is not a tax-free transaction. An exchange of shares pursuant to the fund's exchange privilege is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss.

If you are a shareholder of the fund, unless you are exempt from having to pay federal income taxes, you are required to pay federal income taxes on any dividends and other distributions (including capital gain distributions) you receive.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table set forth below is intended to help you understand the fund's financial performance for the past 5 years. Most of the information reflects financial results with respect to the fund. The total returns in the table represent the rates that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.



TREASURY FUND
(Class C Shares1)                                    Year ended November 30,

---------------------------------------------- ------------- ------------ ----------- ----------- -----------
                                                   1999         1998         1997        1996        1995
---------------------------------------------- ------------- ------------ ----------- ----------- -----------
NET ASSET VALUE, BEGINNING OF PERIOD              $1.00         $1.00       $1.00       $1.00       $1.00
---------------------------------------------- ------------- ------------ ----------- ----------- -----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.04         0.05         0.05        0.05        0.05
  Net gains or losses on securities (both           -             -           -           -           -
  realized and unrealized)
  Total from investment operations                 0.04         0.05         0.05        0.05        0.05
LESS DISTRIBUTIONS
  Dividends (from net investment income)          (0.04)       (0.05)       (0.05)      (0.05)      (0.05)
  Distributions (from capital gains)                -             -           -           -           -
  Total distributions                             (0.04)       (0.05)       (0.05)      (0.05)      (0.05)
---------------------------------------------- ------------- ------------ ----------- ----------- -----------
NET ASSET VALUE, END OF PERIOD                    $1.00         $1.00       $1.00       $1.00       $1.00
---------------------------------------------- ------------- ------------ ----------- ----------- -----------
TOTAL RETURN2                                     4.02%         4.69%       4.85%       4.80%       5.23%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period                     $1,049,641    $542,430     $469,400    $829,259    $654,963
  (000's omitted)
  Gross ratio of expenses to average net          1.08%         1.08%       0.93%       0.90%       0.91%
  assets3
  Net ratio of expenses to average net            0.92%         0.88%       0.73%       0.70%       0.71%
  assets4
  Gross ratio of net income to average net        3.82%         4.38%       4.53%       4.49%       4.94%
  assets3
  Net ratio of net income to average net          3.98%         4.58%       4.73%       4.69%       5.14%
  assets4

1 The C class of the Treasury Fund has been operating since April 15, 1989. 2 Based on net asset value.
3 Before waivers.
4 After waivers.

                                         FOR MORE INFORMATION

                                         YOU MAY OBTAIN THE FOLLOWING AND OTHER
                                         INFORMATION ON THE FUND FREE OF CHARGE:

                                         ANNUAL AND SEMI-ANNUAL REPORTS TO
                                         SHAREHOLDERS


                                         The annual and semi-annual reports
                                         provide the fund's most recent
                                         financial statements and portfolio
                                         listings. The annual report contains a
                                         discussion of the market conditions and
                                         investment strategies that affected the
                                         fund's performance during the last
                                         fiscal year.


                                         STATEMENT OF ADDITIONAL INFORMATION
                                         (SAI) DATED MARCH 31, 2000
                                         The SAI is incorporated into this
                                         prospectus by reference (i.e., legally
                                         made a part of this prospectus). The
                                         SAI provides more details about the
                                         fund's policies and management.


                                         TO RECEIVE ANY OF THESE DOCUMENTS ON
                                         THE FUND:



                                         BY TELEPHONE:

                                         1-800-677-FUND

                                         BY MAIL:
                                         Firstar Stellar Funds
                                         c/o Firstar Mutual Fund Services, LLC
                                         P.O. Box 3011
                                         Milwaukee, Wisconsin 53201-3011


                                         ON THE INTERNET:
                                         Text only versions of fund documents
                                         can be viewed online or downloaded
                                         from:  HTTP://WWW.SEC.GOV and
                                         HTTP://WWW.FIRSTARSTELLARFUNDS.COM



                                         You may review and obtain copies of
                                         fund information (including the SAI) at
                                         the SEC Public Reference Room in
                                         Washington, D.C. Please call
                                         1-202-942-8090 for information relating
                                         to the operation of the Public
                                         Reference Room. Copies of the
                                         information may be obtained for a fee
                                         by writing the Public Reference
                                         Section, Securities and Exchange
                                         Commission, Washington, D.C. 20549-0102
                                         or by sending an electronic request to
                                         the SEC at the following e-mail
                                         address: publicinfo@sec.gov.


Investment Company Act File # 811-05762